As filed with the Securities and Exchange

Commission on August 17, 2018

File No 33-57724

811-07458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 49 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52 ☒

Tweedy, Browne Fund Inc.

(Exact Name of Registrant as Specified in Charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 703-0600

Name and Address of Agent for Service:	Copy to:
Elise M. Dolan Tweedy, Browne Company LLC One Station Place, 5th Floor Stamford, CT 06902	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square, 30th Floor New York, NY 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 49 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 17th day of August, 2018.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager		August 17, 2018
Thomas H. Shrager	President and Director

/s/ William H. Browne		August 17, 2018
William H. Browne	Director

/s/ Robert Q. Wyckoff, Jr.		August 17, 2018
Robert Q. Wyckoff, Jr.	Chairman and Director

/s/ Roger R. De Bree		August 17, 2018
Roger R. De Bree	Treasurer

/s/ John C. Hover II		August 17, 2018
John C. Hover II	Director

/s/ Bruce A. Beal		August 17, 2018
Bruce A. Beal	Director

/s/ Richard B. Salomon
Richard B. Salomon	Director	August 17, 2018

/s/ Paul F. Balser
Paul F. Balser	Director	August 17, 2018

/s/ Robert C. Elliott
Robert C. Elliott	Director	August 17, 2018

/s/ Jack E. Fockler
Jack E. Fockler	Director	August 17, 2018

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase